Share-Based Compensation and Equity (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Compensation Cost for Share-based Payment Arrangements, Allocation of Share-based Compensation Costs by Plan
The following table summarizes the components of the Company’s employee and non-employee share-based compensation programs recognized as selling and administrative expense for the years ended December 31:

	2014	2013	2012
Stock options
Pre-tax compensation expense	$2,696	$6,032	$2,572
Tax benefit	(998)	(2,198)	(825)
Stock option expense, net of tax	$1,698	$3,834	$1,747

Restricted stock units
Pre-tax compensation expense	$6,075	$5,580	$5,741
Tax benefit	(1,887)	(1,672)	(1,809)
RSU expense, net of tax	$4,188	$3,908	$3,932

Performance shares
Pre-tax compensation expense	$12,494	$2,162	$4,425
Tax benefit	(4,237)	(768)	(1,602)
Performance share expense, net of tax	$8,257	$1,394	$2,823

Director deferred shares
Pre-tax compensation expense	$280	$1,158	$1,102
Tax benefit	(109)	(428)	(408)
Director deferred share expense, net of tax	$171	$730	$694

Total share-based compensation
Pre-tax compensation expense	$21,545	$14,932	$13,840
Tax benefit	(7,231)	(5,066)	(4,644)
Total share-based compensation, net of tax	$14,314	$9,866	$9,196

Schedule of Unrecognized Compensation Cost, Nonvested Awards

The following table summarizes information related to unrecognized share-based compensation costs as of December 31, 2014:

	Unrecognized Cost	Weighted-Average Period
		(years)
Stock options	$3,460	1.3
RSUs	9,099	1.8
Performance shares	11,528	1.7
	$24,087

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
The estimated fair value of the options granted was calculated using a Black-Scholes option pricing model using the following assumptions:

	2014	2013	2012
Expected life (in years)	5	6	6-7
Weighted-average volatility	31%	38%	41%
Risk-free interest rate	1.47-1.66%	1.08-1.27%	0.83-1.39%
Expected dividend yield	3.59%	3.23-3.59%	3.08-3.23%

Options outstanding and exercisable under the Company's 1991 Equity and Performance Incentive Plan
Options outstanding and exercisable as of December 31, 2014 and changes during the year ended were as follows:

	Number of Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value (1)
		(per share)	(in years)
Outstanding at January 1, 2014	1,954	$39.63
Expired or forfeited	(355)	$51.45
Exercised	(445)	$32.89
Granted	454	$34.20
Outstanding at December 31, 2014	1,608	$37.11	6	$2,277
Options exercisable at December 31, 2014	871	$40.17	3	$1,359
Options vested and expected to vest (2) at December 31, 2014	1,580	$37.19	6	$2,227

(1)
The aggregate intrinsic value represents the total pre-tax intrinsic value (the difference between the Company’s closing share price on the last trading day of the year in 2014 and the exercise price, multiplied by the number of “in-the-money” options) that would have been received by the option holders had all option holders exercised their options on December 31, 2014. The amount of aggregate intrinsic value will change based on the fair market value of the Company’s common shares.

(2)	The expected to vest options are the result of applying the pre-vesting forfeiture rate assumption to total outstanding non-vested options.

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity
Non-vested RSUs outstanding as of December 31, 2014 and changes during the year ended were as follows:

	Number of Shares	Weighted-Average Grant-Date Fair Value
Non-vested at January 1, 2014	499	$32.28
Forfeited	(62)	$32.90
Vested	(134)	$32.72
Granted	350	$35.25
Non-vested at December 31, 2014	653	$33.72

(1)
The RSUs granted during the year ended December 31, 2014 include 35 thousand one-year RSUs to non-employee directors under the 1991 Plan. These RSUs have a weighted-average grant-date fair value of $39.35.

Schedule of Nonvested Performance-based Units Activity
Non-vested performance shares outstanding as of December 31, 2014 and changes during the year ended were as follows:

	Number of Shares	Weighted-Average Grant-Date Fair Value
Non-vested at January 1, 2014 (1)	542	$37.10
Forfeited	(173)	$39.63
Granted (2)	778	$38.07
Non-vested at December 31, 2014	1,147	$37.38

(1)
Non-vested performance shares are based on a maximum potential payout. Actual shares granted at the end of the performance period may be less than the maximum potential payout level depending on achievement of performance share objectives. Performance shares are based on certain annual management objectives, as determined by the Board of Directors.

(2)
The maximum performance shares granted during the year ended December 31, 2014 include 439 thousand shares that vest proportionately over a three-year period and have a weighted-average grant-date fair value of $35.49.